Employee Option Plans (Details 5) - Magic [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares	309,309
Weighted average remaining contractual life (Years)	3 years 11 months 19 days
Weighted average exercise price	$ 4.38
Options exercisable | shares	258,059
Weighted average exercise price of exercisable options	$ 3.84
Exercise Price Range 0-1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares
Weighted average exercise price
Exercise Price Range 1.01-2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	1.01
Ranges of Exercise price, upper limit	$ 2
Options outstanding | shares	20,000
Weighted average remaining contractual life (Years)	11 months 23 days
Weighted average exercise price	$ 1.12
Options exercisable | shares	20,000
Weighted average exercise price of exercisable options	$ 1.12
Exercise Price Range 2.01-3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	2.01
Ranges of Exercise price, upper limit	$ 3
Options outstanding | shares	20,000
Weighted average remaining contractual life (Years)	2 years 2 months 30 days
Weighted average exercise price	$ 2.31
Options exercisable | shares	87,667
Weighted average exercise price of exercisable options	$ 1.12
Exercise Price Range 3.01-4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	3.01
Ranges of Exercise price, upper limit	$ 4
Options outstanding | shares	109,142
Weighted average remaining contractual life (Years)	3 years 9 months 7 days
Weighted average exercise price	$ 4.00
Options exercisable | shares	109,142
Weighted average exercise price of exercisable options	$ 4.00
Exercise Price Range 4.01-5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares
Weighted average exercise price
Exercise Price Range 5.01-6 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	5.01
Ranges of Exercise price, upper limit	$ 6
Options outstanding | shares	6,250
Weighted average remaining contractual life (Years)	5 years 7 months 10 days
Weighted average exercise price	$ 6.00
Options exercisable | shares
Weighted average exercise price of exercisable options
Exercise Price Range 6.01-7 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	6.01
Ranges of Exercise price, upper limit	$ 7
Options outstanding | shares	31,250
Weighted average remaining contractual life (Years)	6 years 10 months 14 days
Weighted average exercise price	$ 6.89
Options exercisable | shares
Weighted average exercise price of exercisable options
Exercise Price Range 7.01-8 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares
Weighted average exercise price
Exercise Price Range 8.01-9 Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	8.01
Ranges of Exercise price, upper limit	$ 9
Options outstanding | shares	55,000
Weighted average remaining contractual life (Years)	6 years 4 months 6 days
Weighted average exercise price	$ 8.01
Options exercisable | shares	41,250
Weighted average exercise price of exercisable options	$ 8.01